Summary of Significant Accounting Policies - Summary of Disaggregated Revenues from Sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Oil and Gas, Proved Reserve, Quantity [Line Items]
Royalty revenue	$ 17,813	$ 10,306	$ 43,429	$ 18,345	$ 50,075	$ 12,702
Less deductions for gathering, transportation and other	(3,297)	(1,646)	(6,382)	(2,691)	(8,626)	(3,055)
Royalty income	17,813	10,306	43,429	18,345	50,075	12,702
Revenue	29,077	21,117	49,901	20,284	67,595	9,450
Natural Gas
Oil and Gas, Proved Reserve, Quantity [Line Items]
Royalty revenue	13,108	10,603	37,299	18,786	48,720	13,656
Royalty income	13,108	10,603	37,299	18,786	48,720	13,656
Oil sales [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Royalty revenue	4,784	236	7,666	390	5,359	205
Royalty income	4,784	236	7,666	390	5,359	205
NGL sales [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Royalty revenue	3,218	1,113	4,846	1,860	4,622	1,896
Royalty income	$ 3,218	$ 1,113	$ 4,846	$ 1,860	$ 4,622	$ 1,896